Average Annual Total Returns - Dunham Monthly Distribution Fund		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	25.02%	14.53%	13.10%
S&P Merger Arbitrage Total Return Local Currency Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	6.38%	20.07%	36.46%
Credit Suisse Merger Arbitrage Liquid Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	2.68%	4.05%	3.54%
Morningstar Event Driven Category (return before taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1],[3]	4.14%	3.90%	3.38%
Dunham Monthly Distribution Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		return before taxes
Average Annual Return, Percent	[1]	(0.78%)	0.87%	1.32%
Dunham Monthly Distribution Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		return before taxes
Average Annual Return, Percent	[1]	4.44%	1.30%	1.15%
Dunham Monthly Distribution Fund Class N
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		return before taxes
Average Annual Return, Percent	[1]	5.52%	2.32%	2.18%
Dunham Monthly Distribution Fund Class N | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	2.02%	1.22%	1.09%
Dunham Monthly Distribution Fund Class N | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	3.19%	1.39%	1.32%

[1]	On April 1, 2021, the Fund’s principal investment strategy was materially changed. Therefore, the Fund’s performance prior to that date may have been different had the current principal investment strategy been in place.
[2]	In prior prospectuses, the Fund compared its performance against the Credit Suisse Merger Arbitrage Liquid Index. The Fund’s Adviser believes the S&P Merger Arbitrage Total Return Local Currency Index is a more appropriate and accurate index against which to compare the Fund’s investment strategies and, therefore, the S&P Merger Arbitrage Total Return Local Currency Index will replace the Credit Suisse Merger Arbitrage Liquid Index as the Fund’s primary benchmark in future comparisons.
[3]	The Morningstar Event Driven Category is generally representative of mutual funds that primarily employ strategies that seek to profit from corporate actions, such as mergers and acquisitions. Mutual funds in this category typically focus on equity securities but can invest across the capital structure. However, they typically have low to moderate equity market sensitivity since company-specific developments tend to drive security prices.